Consolidated Statement of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 42,974	$ 30,678
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 9)	19,499	(7,264)
Depreciation and amortization	99,614	91,733
Loss on sale and write down of vessel	3,269	9,265
Deferred income tax expense (note 10)	91	3,849
Foreign currency exchange (gain) loss and other	(7,543)	10,250
Change in non-cash working capital items related to operating activities	(23,056)	25,655
Expenditures for dry docking	(8,619)	(11,660)
Net operating cash flow	126,229	152,506
FINANCING ACTIVITIES
Proceeds from drawdown of long-term debt	265,053	311,472
Scheduled repayments of long-term debt (note 5)	(95,032)	(69,429)
Prepayments of long-term debt	(203,273)	(50,360)
Debt issuance costs	(4,362)
Advance from joint venture partner		14,500
Contribution by Teekay Corporation relating to acquisition of Rio das Ostras		2,000
Purchase of 49% interest in Teekay Offshore Operating L.P. (note 8a)		(160,000)
Equity contribution from joint venture partner	1,000	2,250
Cash distributions paid by the Partnership	(76,779)	(61,335)
Cash distributions paid by subsidiaries to non-controlling interests	(5,657)	(19,642)
Other	(117)	(91)
Net financing cash flow	(119,167)	(30,635)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(26,148)	(145,611)
Direct financing lease payments received	9,129	10,477
Proceeds from sale of vessels and equipment	9,485	5,054
Investment in direct financing lease assets		370
Net investing cash flow	(7,534)	(129,710)
Decrease in cash and cash equivalents	(472)	(7,839)
Cash and cash equivalents, beginning of the period	179,934	166,483
Cash and cash equivalents, end of the period	$ 179,462	$ 158,644